April 4, 2018

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

State Funds Funds on behalf of the Enhanced Ultra Short Duration Mutual Fund

Post Effective Amendment No. 1 to the Registration Statement

on Form N-1A Registration No. 333-212580, 811-23173

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the State Funds on behalf of the Enhanced Ultra Short Duration Mutual Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation ST.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of State Funds (the “Trust”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on March 29, 2018.

Questions related to this filing should be directed to Ofer Abarbanel, CEO of State Funds at (818) 941-4618 or by email at: ofer@mail-tbil.co.

Very truly yours,

State Funds

By: /s/ Michael Logan

       Chairman of the Board and Independent Trustee

cc: Robert K Lu, Esq.